CONSOLIDATED STATEMENT OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Revenues	$ 101,980	$ 90,435	$ 97,035
Cost of sales	(53,400)	(52,315)	(55,586)
Gross profit	48,580	38,120	41,449
Other operating income	1,860	91	102
Research and development expenses	(5,080)	(5,325)	(5,369)
Selling, general and administrative expenses	(26,390)	(27,661)	(29,477)
Selling, general and administrative expenses - recognition of contingent asset	1,316
Selling, general and administrative expenses - closure costs	(2,425)
Selling, general and administrative expenses - tax audit settlement		(5,042)
Impairment charges	(17,779)	(24,295)	(26,932)
Operating profit/(loss)	82	(24,112)	(20,227)
Financial income	36	697	2,124
Financial expenses	(6,751)	(6,582)	(5,080)
Net financing expense	(6,715)	(5,885)	(2,956)
Loss before tax	(6,633)	(29,997)	(23,183)
Total income tax credit	620	1,006	525
Loss for the year on continuing operations	(6,013)	(28,991)	(22,658)
(Loss)/Profit for the year on discontinued operations	(375)	77	568
Loss for the year (all attributable to owners of the parent)	$ (6,388)	$ (28,914)	$ (22,090)
American depositary share [Member]
Disclosure of classes of share capital [line items]
Basic loss per ADS (US Dollars) - continuing operations	$ (0.29)	$ (1.39)	$ (1.08)
Diluted loss per ADS (US Dollars) - continuing operations	(0.29)	(1.39)	(1.08)
Basic loss per ADS (US Dollars) - group	(0.31)	(1.38)	(1.06)
Diluted loss per ADS (US Dollars) - group	$ (0.31)	$ (1.38)	$ (1.06)
Class A Ordinary shares [Member]
Disclosure of classes of share capital [line items]
(Loss)/Profit for the year on discontinued operations	$ 375	$ 77	$ 568
Basic loss per ADS (US Dollars) - continuing operations	$ (0.07)	$ (0.35)	$ (0.27)
Diluted loss per ADS (US Dollars) - continuing operations	(0.07)	(0.35)	(0.27)
Basic loss per ADS (US Dollars) - group	(0.08)	(0.35)	(0.26)
Diluted loss per ADS (US Dollars) - group	$ (0.08)	$ (0.35)	$ (0.26)